Summary of Investment in Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Loan receivable, net	$ 3,044	$ 29,376
Interest receivable, net	822	5,758
Impaired Loans
Financing Receivable, Impaired [Line Items]
Loan receivable, net	3,011	17,424
Interest receivable, net	724	6,799
Investment in impaired loans	$ 3,735	$ 24,223